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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/13

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	May 15, 2013
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total: $492,953
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  	Sole
--------------		--------    -----      -------------   ----------  -------   -----  ----------		----
21VIANET GROUP INC   SPONSORED ADR  90138A103        170	 18,100	   SH		    SOLE		18,100
AMAZON COM INC		  COM	    023135106	  25,583	 96,000	   SH		    SOLE		96,000
CBS CORP NEW		  CL B	    124857202	  11,206	240,000	   SH		    SOLE	       240,000
CHARTER COMMUNICATIONS	CL A NEW     16117M305	  18,752	180,000	   SH		    SOLE	       180,000
   INC D
COMCAST CORP NEW	  CL A	    20030N101	  20,165	480,000	   SH		    SOLE	       480,000
EBAY INC		  COM	    278642103	  22,772	420,000    SH 		    SOLE       	       420,000
EQUINIX INC		COM NEW     29444U502	  86,113 	398,100    SH 		    SOLE               398,100
FACEBOOK INC 		  CL A	    30303M102	  15,067        589,000	   SH		    SOLE	       589,000
FRESH MKT INC    	  COM	    35804H106	  23,096	540,000	   SH		    SOLE	       540,000
GOLDMAN SACHS GROUP INC   COM	    38141G104	   3,090	 21,000	   SH		    SOLE		21,000
GOOGLE INC		  CL A	    38259P508	  42,878	 54,000	   SH		    SOLE	        54,000
ISHARES TR	    MSCI EMERG MKT  464287234	   3,209	 75,000	   SH		    SOLE	        75,000
MADISON SQUARE GARDEN CO  CL A	    55826P100	  13,824	240,000	   SH		    SOLE	       240,000
MASTERCARD INC  	  CL A	    57636Q104	  13,258	 24,500    SH		    SOLE		24,500
MELCO CROWN ENTMT LTD	  ADR	    585464100	  22,406	960,000	   SH		    SOLE	       960,000
NETFLIX INC		  COM	    64110L106	  11,365	 60,000	   SH		    SOLE		60,000
NEWS CORP		  CL A	    65248E104	  18,312	600,000	   SH		    SOLE	       600,000
OCH ZIFF CAP MGMT GROUP	  CL A	    67551U105	  12,706      1,358,900    SH		    SOLE             1,358,900
OPENTABLE INC		  COM	    68372A104	  15,115	240,000	   SH		    SOLE               240,000
PANDORA MEDIA INC	  COM	    698354107	  12,758	901,000	   SH		    SOLE	       901,000
PRICELINE COM INC	COM NEW	    741503403	   8,255	 12,000	   SH		    SOLE		12,000
QUALCOMM INC	          COM	    747525103	  20,152	301,000	   SH		    SOLE               301,000
SIX FLAGS ENTMT CORP NEW  COM	    83001A102	  13,046	180,000	   SH		    SOLE	       180,000
TW TELECOM INC 		  COM	    87311L104	   9,068 	360,000    SH 		    SOLE               360,000
VISA INC	        COM CL A    92826C839	  20,381	120,000	   SH		    SOLE	       120,000
YAHOO INC		  COM	    984332106	  24,001      1,020,000	   SH		    SOLE	     1,020,000
FACEBOOK INC              CALL      30303M902	       8	    250		    CALL    SOLE		   250
GENERAL MTRS CO	 *W EXP 07/10/201   37045V118	   2,450	132,312	   SH		    SOLE               132,312
GENERAL MTRS CO	 *W EXP 07/10/201   37045V126	   3,690	312,312	   SH		    SOLE               312,312
RACKSPACE HOSTING INC     CALL	    750086900	      58	    250		    CALL    SOLE		   250


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